UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

Portfolio of Investments

January 31, 2011 (unaudited)

		Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 31.4%
Industrial - 14.5%
Basic - 2.8%
Alcoa, Inc.
6.75%, 7/15/18	U.S.$	553	$617,072
Anglo American Capital PLC
9.375%, 4/08/19 (a)		885	1,191,177
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		855	882,804
ArcelorMittal
6.125%, 6/01/18		1,470	1,563,815
ArcelorMittal USA, Inc.
6.50%, 4/15/14		150	165,910
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		1,116	1,330,991
Dow Chemical Co. (The)
7.375%, 11/01/29		15	17,772
7.60%, 5/15/14		762	885,376
8.55%, 5/15/19		1,059	1,321,916
International Paper Co.
5.30%, 4/01/15		235	254,169
7.50%, 8/15/21		569	672,577
7.95%, 6/15/18		830	997,068
Packaging Corp. of America
5.75%, 8/01/13		870	935,341
PPG Industries, Inc.
5.75%, 3/15/13		1,125	1,218,608
Rio Tinto Finance USA Ltd.
6.50%, 7/15/18		1,385	1,608,074
Teck Resources Ltd.
6.00%, 8/15/40		90	91,060
Vale Canada Ltd.
7.75%, 5/15/12		1,650	1,766,122

			15,519,852

Capital Goods - 0.6%
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (a)		132	138,105
Lafarge SA
6.15%, 7/15/11		784	801,990
Owens Corning
6.50%, 12/01/16		955	1,045,889
Republic Services, Inc.
5.25%, 11/15/21		508	535,788
5.50%, 9/15/19		753	817,454

			3,339,226

Communications - Media - 2.0%
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)		270	302,034
CBS Corp.
8.875%, 5/15/19		1,305	1,641,344
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,439	1,963,970
Comcast Corp.
5.50%, 3/15/11		313	314,825

DirecTV Holdings LLC / DirecTV Financing Co., Inc.
4.75%, 10/01/14	525	562,924
6.375%, 6/15/15	100	103,375
News America, Inc.
6.55%, 3/15/33	142	149,474
9.25%, 2/01/13	310	358,092
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	530	675,425
RR Donnelley & Sons Co.
4.95%, 4/01/14	85	87,500
11.25%, 2/01/19	740	925,936
Time Warner Cable, Inc.
5.00%, 2/01/20	740	757,221
7.50%, 4/01/14	1,055	1,216,582
Time Warner Entertainment Co. LP
8.375%, 3/15/23	325	410,803
WPP Finance UK
5.875%, 6/15/14	149	162,041
8.00%, 9/15/14	1,320	1,536,415

		11,167,961

Communications - Telecommunications - 1.8%
America Movil SAB de CV
5.00%, 3/30/20	1,246	1,292,266
American Tower Corp.
5.05%, 9/01/20	1,185	1,169,029
British Telecommunications PLC
5.15%, 1/15/13	770	821,807
Embarq Corp.
7.082%, 6/01/16	1,470	1,673,633
Qwest Corp.
7.50%, 10/01/14	1,085	1,239,613
7.875%, 9/01/11	285	295,688
Telecom Italia Capital SA
6.175%, 6/18/14	1,150	1,225,741
6.375%, 11/15/33	110	97,934
7.175%, 6/18/19	515	557,501
United States Cellular Corp.
6.70%, 12/15/33	1,560	1,494,001

		9,867,213

Consumer Cyclical - Automotive - 0.8%
Daimler Finance North America LLC
5.75%, 9/08/11	455	468,607
7.30%, 1/15/12	464	490,865
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)	1,010	1,073,989
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (a)	1,035	1,082,078
Volvo Treasury AB
5.95%, 4/01/15 (a)	1,196	1,309,213

		4,424,752

Consumer Cyclical - Entertainment - 0.6%
Time Warner, Inc.
4.70%, 1/15/21	600	608,083
7.625%, 4/15/31	1,285	1,519,831

Viacom, Inc.
5.625%, 9/15/19	1,230	1,365,892

		3,493,806

Consumer Cyclical - Other - 0.5%
Marriott International, Inc.
Series J
5.625%, 2/15/13	1,370	1,467,290
MDC Holdings, Inc.
5.50%, 5/15/13	1,155	1,210,159
Toll Brothers Finance Corp.
5.15%, 5/15/15	35	35,793
6.875%, 11/15/12	9	9,518

		2,722,760

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19	605	703,960

Consumer Non-Cyclical - 1.7%
Ahold Finance USA LLC
6.875%, 5/01/29	1,275	1,393,066
Altria Group, Inc.
9.70%, 11/10/18	765	992,138
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	130	134,210
5.875%, 5/15/13	965	1,032,103
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)	310	338,068
Delhaize Group SA
5.875%, 2/01/14	335	369,655
Fortune Brands, Inc.
3.00%, 6/01/12	810	820,975
4.875%, 12/01/13	667	700,882
Kraft Foods, Inc.
6.25%, 6/01/12	855	913,101
Newell Rubbermaid, Inc.
5.50%, 4/15/13	535	575,065
Reynolds American, Inc.
7.25%, 6/01/13	1,520	1,687,692
Safeway, Inc.
6.50%, 3/01/11	82	82,293
Whirlpool Corp.
8.60%, 5/01/14	155	179,937

		9,219,185

Energy - 1.9%
Anadarko Petroleum Corp.
5.95%, 9/15/16	1,276	1,399,530
6.45%, 9/15/36	401	391,159
Baker Hughes, Inc.
6.50%, 11/15/13	610	694,481
Canadian Natural Resources Ltd.
5.15%, 2/01/13	435	466,617
Hess Corp.
7.875%, 10/01/29	98	122,282
8.125%, 2/15/19	394	500,056
Marathon Oil Corp.
7.50%, 2/15/19	413	522,089

Marathon Petroleum Corp.
3.50%, 3/01/16 (a)	180	181,657
5.125%, 3/01/21 (a)	306	308,739
Nabors Industries, Inc.
9.25%, 1/15/19	1,275	1,578,274
Noble Energy, Inc.
8.25%, 3/01/19	1,232	1,563,000
Noble Holding International Ltd.
4.90%, 8/01/20	108	110,220
Valero Energy Corp.
6.125%, 2/01/20	541	588,326
Weatherford International Ltd.
5.15%, 3/15/13	560	593,269
6.00%, 3/15/18	215	233,865
9.625%, 3/01/19	605	788,575
Williams Cos., Inc. (The)
7.875%, 9/01/21	598	711,784

		10,753,923

Other Industrial - 0.2%
Noble Group Ltd.
6.75%, 1/29/20 (a)	1,099	1,176,172

Technology - 0.6%
Agilent Technologies, Inc.
5.00%, 7/15/20	217	220,591
Computer Sciences Corp.
5.50%, 3/15/13	805	863,113
Motorola, Inc.
6.50%, 9/01/25	855	864,586
7.50%, 5/15/25	30	32,966
Xerox Corp.
8.25%, 5/15/14	1,250	1,476,656

		3,457,912

Transportation Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	730	783,573
5.75%, 12/15/16	490	533,414

		1,316,987

Transportation - Services - 0.7%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)	1,490	1,431,888
Aviation Capital Group
7.125%, 10/15/20 (a)	552	565,047
Con-way, Inc.
6.70%, 5/01/34	923	848,811
Ryder System, Inc.
5.85%, 11/01/16	383	421,271
7.20%, 9/01/15	369	429,497

		3,696,514

		80,860,223

Financial Institutions - 13.1%
Banking - 6.7%
American Express Co.
7.25%, 5/20/14	735	841,743
Bank of America Corp.
7.375%, 5/15/14	1,050	1,194,674
7.625%, 6/01/19	1,305	1,504,820
Series L
5.65%, 5/01/18	1,520	1,583,190
Bank of Tokyo-Mitsubishi UFJ Ltd./New York NY
7.40%, 6/15/11	100	102,027
BankAmerica Capital II
Series 2
8.00%, 12/15/26	415	424,856
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	315	338,415
5.70%, 11/15/14	1,655	1,840,545
Citigroup, Inc.
5.50%, 4/11/13	520	556,962
6.50%, 8/19/13	1,015	1,118,268
8.50%, 5/22/19	2,190	2,680,689
Compass Bank
5.50%, 4/01/20	1,774	1,711,220
Countrywide Financial Corp.
6.25%, 5/15/16	62	65,279
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	1,430	1,536,539
7.50%, 2/15/19	990	1,154,097
JPMorgan Chase & Co.
4.40%, 7/22/20	2,060	2,017,066
M&I Marshall & Ilsley Bank
5.00%, 1/17/17	1,695	1,752,288
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	1,475	1,454,763
Morgan Stanley
5.50%, 7/24/20	2,375	2,374,428
6.625%, 4/01/18	995	1,081,096
National Capital Trust II
5.486%, 3/23/15 (a)	372	363,036
National City Bank/Cleveland OH
6.25%, 3/15/11	1,515	1,524,484
Nationwide Building Society
6.25%, 2/25/20 (a)	1,415	1,426,600
Royal Bank of Scotland PLC (The)
6.125%, 1/11/21	1,140	1,132,836
Santander US Debt SA Unipersonal
2.991%, 10/07/13 (a)	1,500	1,447,836
Societe Generale
2.50%, 1/15/14 (a)	1,440	1,429,249
SouthTrust Corp.
5.80%, 6/15/14	1,470	1,592,272
UFJ Finance Aruba AEC
6.75%, 7/15/13	172	191,609
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	685	643,869
Union Bank NA
5.95%, 5/11/16	1,580	1,715,495

Wachovia Corp.
5.50%, 5/01/13	485	527,040

		37,327,291

Brokerage - 0.1%
Jefferies Group, Inc.
6.875%, 4/15/21	568	604,193

Finance - 1.1%
General Electric Capital Corp.
4.80%, 5/01/13	2,960	3,160,164
HSBC Finance Corp.
7.00%, 5/15/12	845	905,002
SLM Corp.
Series A
5.375%, 5/15/14-5/15/14	1,960	2,006,212

		6,071,378

Insurance - 4.3%
Aetna, Inc.
6.00%, 6/15/16	435	494,839
Aflac, Inc.
3.45%, 8/15/15	240	247,130
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16	650	731,207
Allstate Corp. (The)
6.125%, 5/15/37	1,520	1,548,500
American International Group, Inc.
6.40%, 12/15/20	680	725,535
Assurant, Inc.
5.625%, 2/15/14	92	98,109
CIGNA Corp.
5.125%, 6/15/20	485	509,220
Coventry Health Care, Inc.
5.95%, 3/15/17	295	302,946
6.125%, 1/15/15	115	120,466
6.30%, 8/15/14	900	958,090
Genworth Financial, Inc.
6.515%, 5/22/18	1,395	1,419,288
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)	700	806,755
Hartford Financial Services Group, Inc.
4.00%, 3/30/15	280	282,896
5.50%, 3/30/20	1,320	1,344,060
Humana, Inc.
6.30%, 8/01/18	361	388,997
6.45%, 6/01/16	130	143,585
7.20%, 6/15/18	825	938,580
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)	167	178,658
Lincoln National Corp.
8.75%, 7/01/19	361	453,218
Markel Corp.
7.125%, 9/30/19	684	765,182
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)	710	946,498
Metlife Capital Trust IV
7.875%, 12/15/37 (a)	590	635,725
MetLife, Inc.

4.75%, 2/08/21	425	433,279
7.717%, 2/15/19	358	438,414
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	1,190	1,390,816
Principal Financial Group, Inc.
7.875%, 5/15/14	1,020	1,174,855
Prudential Financial, Inc.
5.15%, 1/15/13	905	963,703
6.20%, 1/15/15	145	160,129
8.875%, 6/15/38	570	668,325
Series D
7.375%, 6/15/19	110	130,417
UnitedHealth Group, Inc.
4.875%, 3/15/15	1,855	1,997,638
WellPoint, Inc.
4.35%, 8/15/20	1,225	1,219,311
5.875%, 6/15/17	120	134,239
7.00%, 2/15/19	290	342,491
XL Group PLC
5.25%, 9/15/14	824	873,274

		23,966,375

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15	1,345	1,364,232

REITS - 0.7%
HCP, Inc.
5.95%, 9/15/11	1,550	1,595,446
Healthcare Realty Trust, Inc.
5.125%, 4/01/14	845	892,655
Simon Property Group LP
4.375%, 3/01/21	1,540	1,519,573

		4,007,674

		73,341,143

Utility - 2.5%
Electric - 1.3%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (a)	1,415	1,426,419
Ameren Corp.
8.875%, 5/15/14	770	882,687
American Transmission Systems, Inc.
5.25%, 1/15/22 (a)	385	392,054
Constellation Energy Group, Inc.
5.15%, 12/01/20	1,150	1,141,172
FirstEnergy Corp.
Series B
6.45%, 11/15/11	126	130,916
Series C
7.375%, 11/15/31	279	295,868
Nisource Finance Corp.
6.80%, 1/15/19	1,465	1,679,612
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)	283	308,043
Teco Finance, Inc.
4.00%, 3/15/16	310	317,121

5.15%, 3/15/20		380	394,540
Union Electric Co.
6.70%, 2/01/19		140	162,220
Wisconsin Energy Corp.
6.25%, 5/15/67		140	139,650

			7,270,302

Natural Gas - 1.0%
DCP Midstream LLC
5.35%, 3/15/20 (a)		396	411,019
Energy Transfer Partners LP
6.70%, 7/01/18		886	1,010,479
7.50%, 7/01/38		909	1,059,748
EQT Corp.
8.125%, 6/01/19		689	809,470
TransCanada PipeLines Ltd.
6.35%, 5/15/67		1,670	1,675,362
Williams Partners LP
5.25%, 3/15/20		733	755,446

			5,721,524

Other Utility - 0.2%
Veolia Environnement SA
6.00%, 6/01/18		935	1,044,992

			14,036,818

Non Corporate Sectors - 1.3%
Agencies - Not Government Guaranteed - 1.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.70%, 8/07/18 (a)		1,425	1,752,750
Gazprom Via Gaz Capital SA
6.212%, 11/22/16 (a)		3,215	3,375,750
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		2,190	2,261,122

			7,389,622

Total Corporates - Investment Grades
(cost $162,756,794)			175,627,806

GOVERNMENTS - TREASURIES - 22.6%
Mexico - 1.0%
Mexican Bonos
Series M 10
7.25%, 12/15/16	MXN	66,340	5,667,189

United States - 21.6%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	8,899	8,914,097
4.625%, 2/15/40		9,535	9,639,294
4.75%, 2/15/37		1,660	1,724,584
5.375%, 2/15/31		4,510	5,139,993
U.S. Treasury Notes
1.75%, 7/31/15		5,155	5,162,629
2.125%, 5/31/15-12/31/15		24,535	24,975,434
2.50%, 3/31/15		7,185	7,466,221
3.375%, 11/15/19		6,075	6,191,282
3.625%, 2/15/20		35,445	36,677,281

3.75%, 11/15/18	13,672		14,521,473

			120,412,288

Total Governments - Treasuries
(cost $127,193,211)			126,079,477

MORTGAGE PASS-THRU’S - 17.1%
Agency Fixed Rate 30-Year - 15.3%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35	1,669		1,788,284
Series 2007
5.50%, 7/01/35	229		245,377
Federal National Mortgage Association
4.00%, 1/01/41	8,493		8,425,647
5.50%, 1/01/35-5/01/38	7,321		7,851,552
5.50%, 6/01/38	8,488		9,079,995
6.00%, 2/01/38-7/01/39	12,928		14,045,513
6.50%, 6/01/39	4,491		5,009,746
Series 2003
5.00%, 11/01/33	251		264,723
5.50%, 4/01/33-7/01/33	2,048		2,201,089
Series 2004
5.50%, 4/01/34	158		170,003
5.50%, 5/01/34-11/01/34	915		983,132
6.00%, 9/01/34	398		437,518
Series 2005
4.50%, 8/01/35	779		800,834
5.50%, 2/01/35	792		850,771
Series 2006
5.00%, 2/01/36	695		731,462
5.50%, 4/01/36	1,916		2,055,716
6.00%, 2/01/36	2,608		2,866,531
Series 2007
4.50%, 9/01/35	614		632,872
5.00%, 11/01/35-7/01/36	8,352		8,791,061
5.50%, 8/01/37	6,669		7,164,006
Series 2008
6.00%, 3/01/37-5/01/38	8,624		9,401,579
Series 2010
6.00%, 4/01/40	1,295		1,407,186
Government National Mortgage Association
Series 1990
9.00%, 12/15/19	0	*	122
Series 1999
8.15%, 9/15/20	183		205,492

			85,410,211

Agency ARMs - 1.7%
Federal Home Loan Mortgage Corp.
Series 2006
2.533%, 3/01/34 (b)	485		509,275
5.946%, 1/01/37 (c)	147		156,182
Series 2007
5.739%, 1/01/37 (c)	1,997		2,106,575
5.744%, 3/01/37 (c)	1,758		1,862,566
Series 2009
3.098%, 4/01/36 (b)	2,235		2,339,635

Federal National Mortgage Association
Series 2007
3.642%, 3/01/34 (b)	1,679	1,762,220
3.72%, 8/01/37 (b)	647	681,724

		9,418,177

Agency Fixed Rate 15-Year - 0.1%
Government National Mortgage Association
Series 1997
8.00%, 3/15/12	107	110,408
Series 2001
7.50%, 12/15/14	853	878,534

		988,942

Total Mortgage Pass-Thru’s
(cost $92,454,804)		95,817,330

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.8%
Non-Agency Fixed Rate CMBS - 9.4%
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, 6/13/50	2,315	2,468,534
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.10%, 12/10/49	2,890	3,143,674
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	2,130	2,215,882
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.826%, 6/15/38	2,850	3,114,211
Series 2006-C5, Class A3
5.311%, 12/15/39	1,600	1,674,397
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.29%, 4/10/37	775	750,617
Series 2007-GG11, Class A4
5.736%, 12/10/49	420	445,613
Series 2007-GG9, Class A4
5.444%, 3/10/39	1,820	1,936,001
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44	1,455	1,554,039
Series 2006-CB15, Class A4
5.814%, 6/12/43	2,335	2,513,992
Series 2006-CB16, Class A4
5.552%, 5/12/45	1,810	1,942,251
Series 2007-C1, Class A4
5.716%, 2/15/51	2,965	3,135,048
Series 2007-LD11, Class A4
5.818%, 6/15/49	300	319,266
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.372%, 9/15/39	3,360	3,614,114
Series 2007-C1, Class A4
5.424%, 2/15/40	2,275	2,412,221

Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
5.906%, 6/12/46	220	242,240
Series 2006-4, Class AM
5.204%, 12/12/49	940	925,641
Series 2007-9, Class A4
5.70%, 9/12/49	2,940	3,114,183
Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44	2,910	3,033,244
Series 2007-IQ13, Class A4
5.364%, 3/15/44	1,640	1,708,005
Prudential Securities Secured Financing Corp.
Series 1999-NRF1, Class AEC
1.485%, 11/01/31 (a) (d) (e)	18,827	345,493
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45	2,885	3,131,036
Series 2006-C28, Class A4
5.572%, 10/15/48	2,990	3,175,570
Series 2007-C31, Class A4
5.509%, 4/15/47	2,925	3,049,992
Series 2007-C32, Class A3
5.746%, 6/15/49	2,435	2,583,447

		52,548,711

Agency CMBS - 0.4%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20	2,044	1,965,213

Total Commercial Mortgage-Backed Securities
(cost $50,363,178)		54,513,924

AGENCIES - 4.8%
Agency Debentures - 4.8%
Federal Farm Credit Bank
0.291%, 9/20/12 (c)	9,500	9,502,242
Federal National Mortgage Association
0.291%, 9/17/12-10/18/12 (c)	7,115	7,116,348
6.25%, 5/15/29	8,610	10,172,629

Total Agencies
(cost $27,583,080)		26,791,219

CORPORATES - NON-INVESTMENT GRADES - 3.4%
Industrial - 2.4%
Basic - 0.5%
Georgia-Pacific LLC
5.40%, 11/01/20 (a)	224	221,146
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)	110	112,200
Severstal OAO Via Steel Capital SA
9.75%, 7/29/13 (a)	545	606,312
United States Steel Corp.
6.05%, 6/01/17	1,625	1,639,219

Westvaco Corp.
8.20%, 1/15/30	85	88,946

		2,667,823

Capital Goods - 0.4%
Case New Holland, Inc.
7.875%, 12/01/17 (a)	445	494,506
Mohawk Industries, Inc.
6.875%, 1/15/16	1,555	1,675,512
Textron Financial Corp.
5.40%, 4/28/13	208	219,379

		2,389,397

Communications - Media - 0.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18	189	198,922
8.125%, 4/30/20	64	68,160
CSC Holdings LLC
8.50%, 4/15/14	430	480,525
Interpublic Group of Cos., Inc. (The)
6.25%, 11/15/14	570	615,600
Univision Communications, Inc.
12.00%, 7/01/14 (a)	131	142,954

		1,506,161

Communications - Telecommunications - 0.1%
Cricket Communications, Inc.
7.75%, 5/15/16	250	263,125
Qwest Communications International, Inc.
7.50%, 2/15/14	60	60,900
Windstream Corp.
7.875%, 11/01/17	390	417,788

		741,813

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
7.45%, 7/16/31	600	654,985

Consumer Cyclical - Retailers - 0.1%
Limited Brands, Inc.
6.90%, 7/15/17	203	216,195

Consumer Non-Cyclical - 0.6%
Bausch & Lomb, Inc.
9.875%, 11/01/15	490	529,200
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (a)	520	513,084
HCA, Inc.
8.50%, 4/15/19	680	758,200
Mylan, Inc.
7.625%, 7/15/17 (a)	85	92,650
7.875%, 7/15/20 (a)	485	536,531
Universal Health Services, Inc.
7.125%, 6/30/16	970	1,053,809

		3,483,474

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17		630	642,600

Technology - 0.1%
Freescale Semiconductor, Inc.
9.25%, 4/15/18 (a)		555	614,663

Transportation - Airlines - 0.1%
UAL 2007-1 Pass Through Trust
Series 071A
6.636%, 7/02/22		560	576,592

			13,493,703

Financial Institutions - 0.6%
Banking - 0.2%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	340	346,806
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	635	565,150

			911,956

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
5.00%, 1/14/11 (f)		520	125,450
6.20%, 9/26/14 (f)		615	148,368
7.875%, 11/01/09 (f)		1,476	356,085
Series G
4.80%, 3/13/14 (f)		79	19,059

			648,962

Finance - 0.0%
International Lease Finance Corp.
5.65%, 6/01/14		175	179,594

Insurance - 0.3%
ING Capital Funding Trust III
Series 9
3.903%, 3/31/11 (c)		825	781,234
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		165	165,000
XL Group PLC
Series E
6.50%, 4/15/17		805	727,559

			1,673,793

			3,414,305

Utility - 0.4%
Electric - 0.4%
AES Corp. (The)
7.75%, 3/01/14-10/15/15		550	596,750
CMS Energy Corp.
8.75%, 6/15/19		490	578,277
Dynegy Holdings, Inc.
8.375%, 5/01/16		645	509,550
GenOn Energy, Inc.
7.625%, 6/15/14		315	330,750

NRG Energy, Inc.
7.375%, 2/01/16	90	93,150

		2,108,477

Total Corporates - Non-Investment Grades
(cost $19,090,392)		19,016,485

BANK LOANS - 2.0%
Industrial - 1.6%
Basic - 0.1%
Ineos US Finance LLC
7.50%, 12/16/13 (c)	210	217,709
8.00%, 12/16/14 (c)	240	250,235
John Maneely Co.
3.55%, 12/09/13 (c)	401	397,020

		864,964

Capital Goods - 0.0%
Sequa Corp.
3.56%, 12/03/14 (c)	278	274,640

Communications - Media - 0.2%
Cengage Learning Acquisitions, Inc.
(Thomson Learning)
2.55%, 7/03/14 (c)	478	469,316
Clear Channel Communications, Inc.
3.91%, 1/29/16 (c)	169	152,274
SuperMedia Inc. (fka Idearc Inc.)
11.00%, 12/31/15 (c)	318	219,161
Univision Communications Inc.
4.51%, 3/31/17 (c)	493	484,540

		1,325,291

Communications - Telecommunications - 0.1%
Intelsat Jackson Holdings S.A. (fka Intelsat Jackson Holdings, Ltd.)
5.25%, 4/02/18 (c)	405	410,062

Consumer Cyclical - Automotive - 0.1%
Ford Motor Co.
3.02%, 12/15/13 (c)	381	381,975

Consumer Cyclical - Entertainment - 0.0%
Las Vegas Sands, LLC
3.01%-3.04%, 11/23/16 (c)	254	253,089

Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Company Inc. (fka Harrah’s Operating Company, Inc.)
3.30%, 1/28/15 (c)	400	371,351

Consumer Cyclical - Retailers - 0.1%
Burlington Coat Factory Warehouse Corporation
2.54%-2.56%, 5/28/13 (c)	255	254,268

Neiman Marcus Group Inc., The
4.30%, 4/06/16 (c)	238	238,857

		493,125

Consumer Non-Cyclical - 0.1%
CHS/ Community Health Systems, Inc.
2.54%, 7/25/14 (c)	235	234,685
3.79%, 1/25/17 (c)	113	113,248

		347,933

Energy - 0.1%
CITGO Petroleum
9.00%, 6/24/17 (c)	597	628,342

Other Industrial - 0.1%
Univar Inc.
6.25%, 11/30/16 (c)	420	424,371

Services - 0.3%
Aveta, Inc.
8.50%, 4/14/15 (c)	217	217,736
Sabre Inc.
2.26%-2.30%, 9/30/14 (c)	495	461,661
ServiceMaster Co. (The)
2.76%-2.81%, 7/24/14 (c)	66	64,675
Travelport LLC (F/K/A Travelport Inc.)
4.96%, 8/21/15 (c)	726	705,096

		1,449,168

Technology - 0.2%
Avaya, Inc.
3.03%, 10/24/14 (c)	171	167,593
First Data Corporation
3.01%, 9/24/14 (c)	932	880,397
SunGard Data Systems Inc. (Solar Capital Corp.)
2.01%, 2/28/14 (c)	24	24,201
3.91%, 2/28/16 (c)	349	350,790

		1,422,981

Transportation - Airlines - 0.1%
Delta Air Lines, Inc.
3.51%, 4/30/14 (c)	393	387,347

		9,034,639

Utility - 0.3%
Electric - 0.3%
FirstLight Power Resources, Inc. (fka NE Energy, Inc.)
2.81%, 11/01/13 (c)	392	386,166
4.81%, 5/01/14 (c)	852	797,800
Texas Competitive Electric Holdings Company, LLC (TXU)
3.76%-3.80%, 10/10/14 (c)	478	392,967

		1,576,933

Financial Institutions - 0.1%
Finance - 0.1%
CIT Group, Inc.
6.25%, 8/11/15 (c)	261	267,279
Delos Aircraft Inc.
7.00%, 3/17/16 (c)	59	59,953
International Lease Finance Corp (Delos Aircraft Inc)
6.75%, 3/17/15 (c)	81	81,236

		408,468

Total Bank Loans (cost $10,719,186)		11,020,040

CMOs - 1.7%
Non-Agency Fixed Rate - 1.0%
Bear Stearns Alt-A Trust
Series 2007-1, Class 21A1
5.312%, 1/25/47	1,987	1,210,808
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.045%, 5/25/35	1,657	1,575,693
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
5.528%, 5/25/36	1,457	853,196
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
5.835%, 7/25/36	1,630	890,181
Structured Asset Securities Corp.
Series 2002-3, Class B3
6.50%, 3/25/32	1,670	1,291,026
Series 2003-6A, Class B3
2.928%, 3/25/33	856	81,374

		5,902,278

Non-Agency Floating Rate - 0.5%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.323%, 12/25/35 (c)	128	87,544
Series 2006-OA14, Class 3A1
1.173%, 11/25/46 (c)	2,326	1,277,745
Series 2007-OA3, Class M1
0.57%, 4/25/47 (c) (d)	180	381
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
1.023%, 2/25/47 (c)	1,846	1,221,185

		2,586,855

Agency Floating Rate - 0.1%
Government National Mortgage Association
Series 2006-39, Class IO
0.607%, 7/16/46 (b) (e)	18,967	398,112

Non-Agency ARMs - 0.1%
Citigroup Mortgage Loan Trust, Inc.
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (c)	467	341,047

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.513%, 5/28/35	65	49,463

Total CMOs (cost $15,377,009)		9,277,755

GOVERNMENTS - SOVEREIGN AGENCIES - 1.3%
United Kingdom - 1.3%
Royal Bank of Scotland PLC (The)
1.45%, 10/20/11 (a)	4,495	4,518,275
2.625%, 5/11/12 (a)	2,780	2,844,074

Total Governments - Sovereign Agencies (cost $7,273,596)		7,362,349

GOVERNMENTS - SOVEREIGN BONDS - 0.9%
Croatia - 0.1%
Republic of Croatia
6.75%, 11/05/19 (a)	625	653,125

Peru - 0.5%
Republic of Peru
8.75%, 11/21/33	2,159	2,957,830

Poland - 0.3%
Poland Government International Bond
3.875%, 7/16/15	1,228	1,234,140
6.375%, 7/15/19	200	222,875

		1,457,015

Total Governments - Sovereign Bonds (cost $4,861,346)		5,067,970

QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
Kazakhstan - 0.1%
KazMunaiGaz Finance Sub BV
7.00%, 5/05/20 (a)	790	833,450

Malaysia - 0.3%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)	1,385	1,475,011

Russia - 0.4%
RSHB Capital SA for OJSC Russian Agricultural Bank
7.75%, 5/29/18 (a)	2,180	2,398,000

Total Quasi-Sovereigns (cost $4,353,720)		4,706,461

SUPRANATIONALS - 0.7%
European Bank for Reconstruction & Development
Series G
9.25%, 9/10/12	BRL 3,890	2,324,035
European Investment Bank
5.125%, 5/30/17	U.S.$ 1,490	1,684,402

Total Supranationals (cost $3,752,154)		4,008,437

ASSET-BACKED SECURITIES - 0.5%
Home Equity Loans - Floating Rate - 0.2%
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.521%, 1/20/35 (c)	141	124,966
Series 2007-1, Class M1
0.641%, 3/20/36 (c)	1,250	708,032
Series 2007-2, Class M1
0.571%, 7/20/36 (c)	600	350,331
Lehman XS Trust
Series 2005-5N, Class M2
0.91%, 11/25/35 (c) (d)	3	1
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
0.39%, 4/25/37 (c)	264	229,182

		1,412,512

Other ABS - Fixed Rate - 0.2%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15	1,261	1,258,579

Home Equity Loans - Fixed Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.386%, 12/25/32	101	95,241
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33	91	84,788
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33	237	208,922
Nationstar NIM Trust
Series 2007-A, Class A
9.79%, 3/25/37 (g) (h)	18	0

		388,951

Total Asset-Backed Securities (cost $3,961,574)		3,060,042

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.3%
United States - 0.3%
California State
7.625%, 3/01/40 (cost $1,383,403)	1,355	1,407,086

Company	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
Finance - 0.1%
Citigroup Capital XII
8.50%	23,000	604,900

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal Home Loan Mortgage Corp.
Series Z
8.375%	22,200	35,964
Federal National Mortgage Association
8.25%	32,900	52,311

		88,275

Total Preferred Stocks (cost $1,952,500)		693,175

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.1%
Industrial - 0.1%
Energy - 0.1%
Ecopetrol SA
7.625%, 7/23/19 (cost $463,516)	$465	538,237

	Shares
SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 2.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (i)
(cost $14,432,109)	14,432,109	14,432,109

Total Investments - 100.1% (cost $547,971,572) (j)		559,419,902
Other assets less liabilities - (0.1)%		(596,942)

Net Assets - 100.0%		$558,822,960

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Barclays Bank PLC Wholesale:
Euro settling 3/07/11	136	$183,364	$185,989	$2,625
BNP Paribas SA:
Norwegian Krone settling 2/15/11 (1)	16,758	2,814,200	2,899,741	85,541
Deutsche Bank AG London:
Great British Pound settling 2/02/11 (2)	5,628	8,729,910	9,014,960	285,050
Goldman Sachs International:
Brazilian Real settling 2/02/11	4,063	2,427,375	2,437,641	10,266

Morgan Stanley and Co., Inc.:
South Korean Won settling 2/18/11	9,886,705	8,856,674	8,810,699	(45,975)
Standard Chartered Bank:
Indonesian Rupiah settling 3/25/11(3)	25,518,433	2,778,273	2,789,939	11,666
UBS AG:
Australian Dollar settling 2/17/11	6,327	6,241,039	6,293,471	52,432
Brazilian Real settling 2/02/11	4,063	2,428,245	2,437,641	9,396
Norwegian Krone settling 2/15/11 (1)	8,506	1,428,427	1,471,845	43,418
Swedish Krona settling 2/15/11	62,048	9,050,053	9,615,442	565,389
Westpac Banking Corporation:
New Zealand Dollar settling 2/17/11 (4)	7,417	5,616,871	5,717,373	100,502
Sale Contracts:
Barclays Bank PLC Wholesale:
Japanese Yen settling 3/24/11	741,452	8,909,969	9,036,550	(126,581)
BNP Paribas SA:
Swedish Krona settling 2/15/11 (1)	19,363	2,814,200	3,000,589	(186,389)
Credit Suisse London Branch (GFX):
Canadian Dollar settling 3/25/11	5,765	5,804,110	5,750,618	53,492
Deutsche Bank AG London:
Euro settling 2/02/11 (2)	6,690	8,729,910	9,159,799	(429,889)
Euro settling 3/07/11	4,847	6,457,600	6,632,951	(175,351)
Goldman Sachs International:
Brazilian Real settling 2/02/11	4,063	2,428,245	2,437,641	(9,396)
Brazilian Real settling 3/02/11	4,063	2,413,103	2,421,155	(8,052)
Morgan Stanley and Co., Inc.:
Australian Dollar settling 2/17/11	656	649,951	652,703	(2,752)
South Korean Won settling 2/18/11	2,000,716	1,780,472	1,782,971	(2,499)
Royal Bank of Scotland PLC:
Swedish Krona settling 2/15/11	5,057	768,066	783,652	(15,586)
UBS AG:
Brazilian Real settling 2/02/11	4,063	2,393,559	2,437,641	(44,082)
Euro settling 3/07/11	6,690	9,164,841	9,155,916	8,925
Great British Pound settling 2/02/11	5,629	8,752,671	9,016,872	(264,201)
Swedish Krona settling 2/15/11 (1)	9,825	1,428,427	1,522,572	(94,145)
Westpac Banking Corporation:
Australian Dollar settling 2/17/11 (4)	5,668	5,616,871	5,637,594	(20,723)

(1)	Represents a cross-currency purchase of Norwegian Krone and a sale of Swedish Krona.
(2)	Represents a cross-currency purchase of Great British Pound and a sale of Euro.
(3)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.
(4)	Represents a cross-currency purchase of New Zealand Dollar and a sale of Australian Dollar.

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$32,990	11/17/13	1.026%	3 Month LIBOR	$89,216

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate market value of these securities amounted to $44,619,631 or 8.0% of net assets.
(b)	Variable rate coupon, rate shown as of January 31, 2011.
(c)	Floating Rate Security. Stated interest rate was in effect at January 31, 2011.
(d)	Illiquid security.
(e)	IO - Interest Only
(f)	Security is in default and is non-income producing.
(g)	Fair valued.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of January 31, 2011, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Nationstar NIM Trust Series 2007-A, Class A
9.79%, 3/25/37	4/04/07	$17,607	$0	0.00%

(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,937,057 and gross unrealized depreciation of investments was $(14,488,727), resulting in net unrealized appreciation of $11,448,330.
*	Principal amount less than $500.

Currency Abbreviations:

BRL	-	Brazilian Real
EUR	-	Euro
MXN	-	Mexican Nuevo Peso

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FHLMC	-	Federal Home Loan Mortgage Corporation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

AllianceBernstein Bond Fund-Intermediate Bond Portfolio

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grades	$—	$175,627,806	$—	$175,627,806
Governments - Treasuries	—	126,079,477	—	126,079,477
Mortgage Pass-Thru’s	—	95,817,330	—	95,817,330
Commercial Mortgage-Backed Securities	—	33,703,161	20,810,763	54,513,924
Agencies	—	26,791,219	—	26,791,219
Corporates - Non-Investment Grades	—	19,016,485	—	19,016,485
Bank Loans	—	—	11,020,040	11,020,040
CMOs	—	447,575	8,830,180	9,277,755
Governments - Sovereign Agencies	—	7,362,349	—	7,362,349
Governments - Sovereign Bonds	—	5,067,970	—	5,067,970
Quasi-Sovereigns	—	4,706,461	—	4,706,461
Supranationals	—	4,008,437	—	4,008,437
Asset-Backed Securities	—	—	3,060,042	3,060,042
Local Governments - Municipal Bonds	—	1,407,086	—	1,407,086
Preferred Stocks	693,175	—	—	693,175
Emerging Markets - Corporate Bonds	—	538,237	—	538,237
Short-Term Investments	14,432,109	—	—	14,432,109

Total Investments in Securities	15,125,284	500,573,593	43,721,025	559,419,902
Other Financial Instruments* :
Assets
Forward Currency Exchange Contracts	—	1,228,702	—	1,228,702
Interest Rate Swap Contracts	—	89,216	—	89,216
Liabilities
Forward Currency Exchange Contracts	—	(1,425,621)	—	(1,425,621)

Total	$15,125,284	$500,465,890	$43,721,025	$559,312,199

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Commercial Mortgage-Backed Securities	Corporates - Non- Investment Grades	Bank Loans
Balance as of 10/31/10	$17,478,935	$2,488,011	$11,156,610
Accrued discounts/premiums	29,579	233	51,694
Realized gain (loss)	—	691,402	50,573
Change in unrealized appreciation/depreciation	252,257	(813,364)	189,201
Net purchases (sales)	—	(1,224,540)	(428,038)

Transfers into Level 3	3,049,992	—	—
Transfers out of Level 3	—	(1,141,742)	—

Balance as of 1/31/11	$20,810,763	$—	$11,020,040

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/11	$252,256	$—	$214,220

	CMOs	Asset-Backed Securities	Total
Balance as of 10/31/10	$8,659,846	$1,752,202	$41,535,604
Accrued discounts/premiums	(311)	51	81,246
Realized gain (loss)	(1,469)	(506)	740,000
Change in unrealized appreciation/depreciation	779,644	232,231	639,969
Net purchases (sales)	(607,530)	1,076,064	(1,184,044)
Transfers into Level 3	—	—	3,049,992
Transfers out of Level 3	—	—	(1,141,742)

Balance as of 1/31/11	$8,830,180	$3,060,042	$43,721,025

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/11	$779,644	$224,600	$1,470,720

AllianceBernstein Bond Fund - Bond Inflation Strategy Portfolio

Portfolio of Investments

January 31, 2011 (unaudited)

		Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 96.4%
United States - 96.4%
U.S. Treasury Inflation Index
1.25%, 7/15/20 (TIPS)	U.S.$	1,380	$1,415,295
1.375%, 7/15/18-1/15/20 (TIPS)		1,586	1,668,571
1.625%, 1/15/15 (TIPS) (a)		3,426	3,702,952
1.625%, 1/15/18 (TIPS)		1,274	1,375,916
1.875%, 7/15/13-7/15/19 (TIPS) (a)		5,355	5,821,546
2.00%, 1/15/14 (TIPS) (a)		663	718,816
2.00%, 7/15/14-1/15/26 (TIPS)		3,772	4,107,914
2.125%, 1/15/19 (TIPS)		484	538,871
2.375%, 1/15/17-1/15/25 (TIPS)		1,588	1,782,355
2.50%, 7/15/16 (TIPS)		612	695,781
2.625%, 7/15/17 (TIPS)		750	862,389
3.00%, 7/15/12 (TIPS) (a)		2,306	2,456,657
3.375%, 1/15/12 (TIPS) (a)		1,004	1,050,087

Total Inflation-Linked Securities (cost $25,713,942)			26,197,150

CORPORATES - INVESTMENT GRADES - 13.0%
Industrial - 6.6%
Basic - 1.1%
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		25	25,813
ArcelorMittal
6.125%, 6/01/18		30	31,915
Dow Chemical Co. (The)
7.60%, 5/15/14		25	29,048
8.55%, 5/15/19		15	18,724
International Paper Co.
9.375%, 5/15/19		25	32,281
Lubrizol Corp.
8.875%, 2/01/19		45	56,647
Packaging Corp. of America
5.75%, 8/01/13		40	43,004
Xstrata Canada Financial Corp.
5.875%, 5/27/11	EUR	50	69,371

			306,803

Capital Goods - 0.2%
Republic Services, Inc.
5.25%, 11/15/21	U.S.$	40	42,188
Tyco International Finance SA
8.50%, 1/15/19		20	25,652

			67,840

Communications - Media - 0.9%
BSKYB Finance UK PLC
5.625%, 10/15/15 (b)		19	21,254
CBS Corp.
8.875%, 5/15/19		25	31,444
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		45	57,347
RR Donnelley & Sons Co.
4.95%, 4/01/14		35	36,030

Time Warner Cable, Inc.
8.75%, 2/14/19		25	31,707
WPP Finance UK
5.875%, 6/15/14		50	54,376

			232,158

Communications - Telecommunications - 1.3%
American Tower Corp.
5.05%, 9/01/20		35	34,528
Bell Canada
4.85%, 6/30/14	CAD	25	26,472
Deutsche Telekom International Finance BV
7.125%, 9/26/12	GBP	25	43,198
Embarq Corp.
7.082%, 6/01/16	U.S.$	40	45,541
Koninklijke KPN NV
5.00%, 11/13/12	EUR	50	71,731
Qwest Corp.
7.50%, 10/01/14	U.S.$	50	57,125
Telecom Italia Capital SA
7.175%, 6/18/19		30	32,476
United States Cellular Corp.
6.70%, 12/15/33		30	28,731

			339,802

Consumer Cyclical - Automotive - 0.4%
Daimler Finance North America LLC
7.30%, 1/15/12		40	42,316
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (b)		30	31,900
Nissan Motor Acceptance Corp.
4.50%, 1/30/15 (b)		35	36,592

			110,808

Consumer Cyclical - Entertainment - 0.1%
Viacom, Inc.
6.25%, 4/30/16		25	28,438

Consumer Cyclical - Other - 0.1%
Marriott International, Inc.
Series J
5.625%, 2/15/13		25	26,775

Consumer Cyclical - Retailers - 0.2%
Nordstrom, Inc.
6.25%, 1/15/18		50	56,528

Consumer Non-Cyclical - 0.7%
Ahold Finance USA LLC
6.875%, 5/01/29		25	27,315
Altria Group, Inc.
9.25%, 8/06/19		25	32,069
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		15	15,486
8.50%, 6/15/19		25	29,509
Delhaize Group SA
5.875%, 2/01/14		40	44,138

Newell Rubbermaid, Inc.
5.50%, 4/15/13	5	5,374
Reynolds American, Inc.
7.625%, 6/01/16	25	29,378

		183,269

Energy - 1.1%
Anadarko Petroleum Corp.
5.95%, 9/15/16	25	27,420
Hess Corp.
8.125%, 2/15/19	35	44,421
Marathon Petroleum Corp.
3.50%, 3/01/16 (b)	9	9,083
5.125%, 3/01/21 (b)	15	15,134
Nabors Industries, Inc.
9.25%, 1/15/19	35	43,325
Noble Energy, Inc.
8.25%, 3/01/19	35	44,404
Valero Energy Corp.
6.875%, 4/15/12	45	48,102
Weatherford International Ltd.
5.15%, 3/15/13	45	47,674
Williams Cos., Inc.(The)
7.875%, 9/01/21	25	29,757

		309,320

Technology - 0.3%
Agilent Technologies, Inc.
5.00%, 7/15/20	7	7,116
Motorola, Inc.
7.50%, 5/15/25	25	27,472
Xerox Corp.
8.25%, 5/15/14	40	47,253

		81,841

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14	35	37,568

Transportation - Services - 0.1%
Ryder System, Inc.
5.85%, 11/01/16	10	10,999
7.20%, 9/01/15	10	11,640

		22,639

		1,803,789

Financial Institutions - 5.1%
Banking - 1.5%
American Express Co.
7.25%, 5/20/14	50	57,261
Bank of America Corp.
7.625%, 6/01/19	40	46,125
Capital One Financial Corp.
5.25%, 2/21/17	50	53,031
Citigroup, Inc.
5.50%, 4/11/13	20	21,422
Goldman Sachs Group, Inc. (The)
6.00%, 6/15/20	35	37,607

JPMorgan Chase & Co.
4.40%, 7/22/20	55	53,854
Macquarie Group Ltd.
7.625%, 8/13/19 (b)	25	27,575
Morgan Stanley
5.30%, 3/01/13	50	53,553
Royal Bank of Scotland PLC (The)
3.25%, 1/11/14	60	60,041

		410,469

Brokerage - 0.2%
Jefferies Group, Inc.
6.875%, 4/15/21	54	57,441

Finance - 0.3%
HSBC Finance Corp.
7.00%, 5/15/12	25	26,775
SLM Corp.
Series A
5.375%, 1/15/13	55	57,227

		84,002

Insurance - 2.7%
Aetna, Inc.
6.75%, 12/15/37	30	33,693
Allstate Corp. (The)
6.125%, 5/15/37	45	45,844
Chubb Corp.
5.75%, 5/15/18	25	28,162
CIGNA Corp.
5.125%, 6/15/20	31	32,548
Genworth Financial, Inc.
6.515%, 5/22/18	45	45,784
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	60	56,745
Humana, Inc.
6.45%, 6/01/16	40	44,180
7.20%, 6/15/18	25	28,442
Lincoln National Corp.
8.75%, 7/01/19	35	43,941
Markel Corp.
7.125%, 9/30/19	9	10,068
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	17	18,082
MetLife, Inc.
7.717%, 2/15/19	50	61,231
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)	40	46,750
Principal Financial Group, Inc.
7.875%, 5/15/14	40	46,073
Prudential Financial, Inc.
6.20%, 1/15/15	25	27,608
UnitedHealth Group, Inc.
5.25%, 3/15/11	30	30,156
6.00%, 2/15/18	15	17,004
WellPoint, Inc.
7.00%, 2/15/19	50	59,050

XL Group PLC
5.25%, 9/15/14	46	48,751

		724,112

Other Finance - 0.2%
ORIX Corp.
4.71%, 4/27/15	46	46,658

REITS - 0.2%
HCP, Inc.
5.375%, 2/01/21	46	46,334

		1,369,016

Utility - 1.1%
Electric - 0.9%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (b)	20	20,161
8.25%, 4/15/12 (b)	25	26,712
Constellation Energy Group, Inc.
5.15%, 12/01/20	45	44,655
Nisource Finance Corp.
6.15%, 3/01/13	50	54,397
Ohio Power Co.
Series F
5.50%, 2/15/13	16	17,220
PPL Energy Supply LLC
6.50%, 5/01/18	25	27,766
Teco Finance, Inc.
4.00%, 3/15/16	45	46,034

		236,945

Natural Gas - 0.2%
DCP Midstream LLC
9.75%, 3/15/19 (b)	20	25,838
EQT Corp.
8.125%, 6/01/19	12	14,098
Spectra Energy Capital LLC
8.00%, 10/01/19	25	30,329

		70,265

		307,210

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Petrobras International Finance Co.- Pifco
5.75%, 1/20/20	40	41,299

Total Corporates - Investment Grades (cost $3,474,885)		3,521,314

COMMERCIAL MORTGAGE - BACKED SECURITIES - 5.7%
Non-Agency Fixed Rate CMBS - 5.7%
Banc of America Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47	80	84,904
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.722%, 9/11/38	75	82,162

Series 2007-PW18, Class A4
5.70%, 6/13/50	125	133,290
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.10%, 12/10/49	55	59,828
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46	55	57,218
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39	50	52,325
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4
5.736%, 12/10/49	120	127,318
Series 2007-GG9, Class A4
5.444%, 3/10/39	65	69,143
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A2
5.506%, 4/10/38	32	32,349
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB16, Class A4
5.552%, 5/12/45	80	85,845
Series 2007-CB18, Class A4
5.44%, 6/12/47	60	63,328
Series 2007-LD11, Class A4
5.818%, 6/15/49	105	111,743
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.256%, 6/15/29	70	75,541
Series 2006-C1, Class A4
5.156%, 2/15/31	38	41,011
Series 2006-C4, Class A4
5.883%, 6/15/38	60	65,692
Series 2006-C7, Class A3
5.347%, 11/15/38	80	85,296
Merrill Lynch Mortgage Trust
Series 2007-C1, Class A4
5.826%, 6/12/50	100	107,508
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.414%, 7/12/46	25	26,681
Series 2007-9, Class A4
5.70%, 9/12/49	125	132,406
Morgan Stanley Capital I
Series 2007-HQ13, Class A3
5.569%, 12/15/44	60	62,541

Total Commercial Mortgage-Backed Securities (cost $1,485,375)		1,556,129

GOVERNMENTS - SOVEREIGN AGENCIES - 3.8%
Australia - 0.2%
Suncorp-Metway Ltd.
1.803%, 7/16/12 (b) (c)	45	45,898

Netherlands - 1.1%
NIBC Bank NV
3.125%, 2/17/12	EUR	110	153,210
SNS Bank NV
2.875%, 1/30/12		110	152,539

			305,749

United Kingdom - 0.6%
Lloyds TSB Bank PLC
2.75%, 3/16/12	GBP	50	81,378
Yorkshire Building Society
2.00%, 3/30/12		50	80,640

			162,018

United States - 1.9%
Goldman Sachs Group, Inc. (The) - FDIC Insured
3.50%, 12/08/11	EUR	375	522,568

Total Governments - Sovereign Agencies (cost $986,022)			1,036,233

GOVERNMENTS - TREASURIES - 1.5%
Mexico - 0.9%
Mexican Bonos
Series M 10
7.25%, 12/15/16	MXN	2,724	232,676

New Zealand - 0.6%
New Zealand Government Bond
Series 1111
6.00%, 11/15/11	NZD	210	165,402

Total Governments - Treasuries (cost $381,347)			398,078

SUPRANATIONALS - 0.9%
European Bank for Reconstruction & Development
Series G
9.25%, 9/10/12	BRL	120	71,693
European Investment Bank
0.603%, 3/05/12 (c)	U.S.$	50	50,191
Inter-American Development Bank
0.502%, 3/16/11 (c)		120	120,036

Total Supranationals (cost $238,826)			241,920

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Poland - 0.1%
Poland Government International Bond
3.875%, 7/16/15		16	16,080

Russia - 0.3%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (b)		85	97,481

Total Governments - Sovereign Bonds (cost $111,447)			113,561

CORPORATES - NON-INVESTMENT GRADES - 0.4%
Industrial - 0.4%
Capital Goods - 0.1%
Case New Holland, Inc.
7.875%, 12/01/17 (b)	18	20,002

Communications - Media - 0.0%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.875%, 4/30/18	5	5,263
8.125%, 4/30/20	3	3,195

		8,458

Consumer Non-Cyclical - 0.2%
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (b)	20	19,734
Universal Health Services, Inc.
7.125%, 6/30/16	35	38,024

		57,758

Energy - 0.1%
Tesoro Corp.
6.50%, 6/01/17	20	20,400

Total Corporates - Non-Investment Grades (cost $105,813)		106,618

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Industrial - 0.0%
Energy - 0.0%
Ecopetrol SA 7.625%, 7/23/19 (cost $11,182)	10	11,575

CMOs - 0.0%
Non-Agency Fixed Rate - 0.0%
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1A 2.706%, 12/25/35 (cost $6,629)	7	7,259

	Shares
SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16% (d) (cost $396,410)	396,410	396,410

Total Investments - 123.6% (cost $32,911,878) (e)	33,586,247
Other assets less liabilities - (23.6)% (f)	(6,408,847)

Net Assets - 100.0%	$27,177,400

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
German Euro Bobl Futures	2	March 2011	$325,697	$319,888	$(5,809)
U.S. T-Bond 30 Yr Futures	1	March 2011	125,720	120,625	(5,095)
Sold Contracts
U.S. T-Note 2 Yr Futures	2	March 2011	437,590	438,375	(785)
U.S. T-Note 5 Yr Futures	25	March 2011	2,961,864	2,960,351	1,513
U.S. T-Note 10 Yr Futures	2	March 2011	238,778	241,594	(2,816)

					$(12,992)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2011	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
State Street Bank and Trust Co.:
Australian Dollar settling 2/17/11	114	$112,759	$113,861	$1,102
Great British Pound settling 2/02/11 (1)	139	215,583	222,622	7,039
Indonesian Rupiah settling 3/25/11 (2)	1,151,318	125,211	125,874	663
New Zealand Dollar settling 2/17/11 (3)	149	112,935	114,956	2,021
Norwegian Krone settling 2/15/11 (4)	684	114,865	118,356	3,491
South Korean Won settling 2/25/11	395,101	353,653	351,936	(1,717)
Swedish Krona settling 2/15/11	1,528	222,983	236,861	13,878
Sale Contracts:
State Street Bank and Trust Co.:
Australian Dollar settling 2/17/11 (3)	114	112,935	113,252	(317)
Brazilian Real settling 2/02/11	125	73,794	75,197	(1,403)
Brazilian Real settling 3/02/11	125	74,378	74,688	(310)
Canadian Dollar settling 3/25/11	247	248,242	246,033	2,209
Canadian Dollar settling 3/25/11	40	40,009	39,750	259
Euro settling 2/02/11 (1)	165	215,583	226,235	(10,652)
Euro settling 3/07/11	165	226,537	226,139	398
Euro settling 3/07/11	42	56,496	56,857	(361)
Euro settling 3/07/11	830	1,110,728	1,135,469	(24,741)
Great British Pound settling 2/02/11	20	31,424	32,037	(613)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at January 31, 2011	Unrealized Appreciation/ (Depreciation)
Great British Pound settling 2/02/11	14	$22,414	$23,065	$(651)
Great British Pound settling 2/02/11	235	365,917	376,888	(10,971)
Great British Pound settling 4/04/11	131	208,398	209,269	(871)
Japanese Yen settling 3/24/11	4,557	55,185	55,543	(358)
Japanese Yen settling 3/24/11	27,690	332,324	337,479	(5,155)
New Zealand Dollar settling 2/09/11	208	154,248	160,564	(6,316)
South Korean Won settling 2/25/11	39,247	34,902	34,960	(58)
Swedish Krona settling 2/15/11 (4)	791	114,865	122,537	(7,672)

(1)	Represents a cross-currency purchase of Great British Pound and a sale of Euro.
(2)	Contract represents non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.
(3)	Represents a cross-currency purchase of New Zealand Dollar and a sale of Australian Dollar.
(4)	Represents a cross-currency purchase of Norwegian Krone and a sale of Swedish Krona.

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$1,000	11/17/13	1.059%	3 Month LIBOR	$1,779

CREDIT DEFAULT SWAP CONTRACTS ON CREDIT INDICES

Swap Counterparty & Index	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG:
CDX-NAIGS15V1-5- Year Index 12/20/15*	1.00%	0.84%	$1,000	$8,585	$4,161	$4,424
Morgan Stanley Capital:
CDX-IG.15 10-Year Index 12/20/20*	1.00	1.11	1,000	(7,701)	(11,141)	3,440

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at January 31, 2011
Bank of America	0.18%	12/30/11	$5,261,710
Bank of America	0.19%	12/30/11	245,550
Bank of America	0.20%	12/30/11	602,325

			$6,109,585

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $7,602,657.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate market value of these securities amounted to $444,114 or 1.6% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at January 31, 2011.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $725,388 and gross unrealized depreciation of investments was $(51,019), resulting in net unrealized appreciation of $674,369.
(f)	An amount of U.S. $29,604 has been segregated to collateralize margin requirements for the open futures contracts at January 31, 2011.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
MXN	-	Mexican Nuevo Peso
NZD	-	New Zealand Dollar

Glossary:

CMBS	-	Commercial Mortgage-Backed Securities
CMOs	-	Collateralized Mortgage Obligations
FDIC	-	Federal Deposit Insurance Corporation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Bond Fund - Bond Inflation Strategy Portfolio

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Inflation-Linked Securities	$—	$26,197,150	$—	$26,197,150
Corporates - Investment Grades	—	3,521,314	—	3,521,314
Commercial Mortgage-Backed Securities	—	881,323	674,806	1,556,129
Governments - Sovereign Agencies	—	1,036,233	—	1,036,233
Governments - Treasuries	—	398,078	—	398,078
Supranationals	—	241,920	—	241,920
Governments - Sovereign Bonds	—	113,561	—	113,561
Corporates - Non-Investment Grades	—	106,618	—	106,618
Emerging Markets - Corporate Bonds	—	11,575	—	11,575
CMOs	—	—	7,259	7,259
Short-Term Investments	396,410	—	—	396,410

Total Investments in Securities	396,410	32,507,772	682,065	33,586,247
Other Financial Instruments* :
Assets
Futures Contracts	1,513	—	—	1,513
Forward Currency Exchange Contracts	—	31,060	—	31,060
Interest Rate Swap Contracts	—	1,779	—	1,779
Credit Default Swap Contracts	—	7,864	—	7,864
Liabilities
Futures Contracts	(14,505)	—	—	(14,505)
Forward Currency Exchange Contracts	—	(72,166)	—	(72,166)

Total	$383,418	$32,476,309	$682,065	$33,541,792

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Commercial Mortgage -Backed Securities	CMOs	Total
Balance as of 10/31/10	$120,523	$8,944	$129,467
Accrued discounts/(premiums)	220	9	229
Realized gain (loss)	—	184	184
Change in unrealized appreciation/depreciation	8,579	(46)	8,533
Net purchases (sales)	545,484	(1,832)	543,652
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 1/31/11	$674,806	$7,259	$682,065

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/11	$8,579	$(46)	$8,533

AllianceBernstein Bond Fund - Municipal Bond Inflation Strategy Portfolio

Portfolio of Investments

January 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 92.2%
Long-Term Municipal Bonds - 92.2%
Alaska - 0.7%
Alaska Ind Dev & Export Auth
Series 2010 A
5.00%, 4/01/17	$400	$442,548

Arizona - 7.4%
Pima Cnty AZ Swr
AGM
5.00%, 7/01/21	1,765	1,856,939
Pima Cnty AZ USD #1 GO
5.00%, 7/01/13	2,825	3,077,216

		4,934,155

Arkansas - 2.4%
Arkansas GO (Arkansas Federal Hwy Grant)
4.00%, 8/01/12	1,500	1,574,835

California - 4.0%
California Dept Wtr Res Pwr
Series 2010
5.00%, 5/01/13	1,225	1,326,050
California GO
5.00%, 10/01/16	275	299,393
California Statewide CDA (California General Fund Obl)
Series 2009
5.00%, 6/15/13	225	236,887
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series C
5.00%, 5/01/19	450	479,682
NPFGC-RE Series 2006 32F
5.25%, 5/01/18	290	317,161

		2,659,173

Colorado - 1.5%
Denver CO City & Cnty Arpt (Denver Intl Airport)
Series 2010 A
5.00%, 11/15/23	375	382,241
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/19	200	209,138
Regional Trnsp Dist CO (Denver Transit Partners)
5.25%, 7/15/24	440	398,491

		989,870

District of Columbia - 2.4%
Metro Washington Arpt Auth VA
Series 2010B
5.00%, 10/01/13	1,495	1,617,515

Florida - 12.1%
Citizens Ppty Ins Corp. FL

Series 2010A
5.00%, 6/01/16	315	323,719
NPFGC Series A
5.00%, 3/01/15	275	288,409
Florida Brd of Ed Lottery
4.00%, 7/01/12	2,140	2,231,250
5.00%, 7/01/13	1,000	1,081,820
Series 2010 C
5.00%, 7/01/16	550	612,689
Florida Hurricane Catastr Fd Fin Corp.
Series 2008A
5.00%, 7/01/13	665	703,969
Series 2010A
5.00%, 7/01/15	700	746,088
Greater Orlando Aviation FL (Greater Orlando Intl Airport)
Series 2010 B
5.00%, 10/01/13	420	451,580
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM
5.00%, 10/01/13	1,000	1,062,080
Tampa Bay FL Wtr Util Sys
FGIC
6.00%, 10/01/24 (Pre-refunded/ETM)	560	580,871

		8,082,475

Georgia - 4.0%
Atlanta GA Arpt PFC (Hartsfield Jackson Atlanta Intl Arpt)
Series 2010B
5.00%, 1/01/18	2,500	2,687,050

Illinois - 12.1%
Chicago IL Brd of Ed GO
5.00%, 12/01/17	1,690	1,758,242
Chicago IL GO
Series 2010A
5.00%, 1/01/24	1,975	1,916,421
Cook Cnty IL GO
5.00%, 11/15/25	2,200	2,209,988
Illinois Finance Auth (The Admiral at The Lake)
6.00%, 5/15/17	160	158,093
Illinois GO
Series 2010
5.00%, 1/01/18	500	504,045
Illinois Sales Tax
5.00%, 6/15/17	1,450	1,567,088

		8,113,877

Kansas - 0.1%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	180	94,286

Louisiana - 1.4%
Orleans Parish LA Par SD GO
AGM

4.00%, 9/01/13	910	962,088

Massachusetts - 6.5%
Massachusetts GO
AGM
5.50%, 3/01/16 (Pre-refunded/ETM)	1,000	1,050,890
AGM Series 2006C
2.023%, 11/01/19 (a)	400	361,128
Massachusetts Spl Obl (Massachusetts Gas Tax)
Series 2005A
2.92%, 6/01/20 (a)	3,000	2,905,410

		4,317,428

Minnesota - 3.3%
Minnesota Hgr Ed Fac Auth (Gustavus Adolfus College)
5.00%, 10/01/21	1,295	1,361,809
Minnesota Pub Fac Auth (Minnesota SRF)
Series 2010A
5.00%, 3/01/13	750	812,663

		2,174,472

Nevada - 1.9%
Clark Cnty NV Arpt (McCarran Airport)
Series 2010 D
5.00%, 7/01/21-7/01/22	775	808,485
Clark Cnty NV SD GO
NPFGC-RE Series 2005 A
5.00%, 6/15/18	450	492,448

		1,300,933

New Jersey - 0.8%
New Jersey EDA (New Jersey Lease Sch Fac)
Series 2010DD-1
5.00%, 12/15/17	480	521,150

New York - 4.7%
Long Island Pwr Auth NY
NPFGC Series 2006D
1.818%, 9/01/15 (a)	1,000	978,970
New York NY GO
AGM Series 2005K
2.136%, 8/01/16 (a)	1,700	1,670,573
New York NY Mun Wtr Fin Auth
2.758%, 6/15/13 (a)	500	501,510

		3,151,053

Ohio - 2.2%
Cleveland OH COP
Series 2010A
5.00%, 11/15/17	700	749,777
Toledo OH City Svcs Spl Assmt Notes
Series 2010

4.125%, 12/01/12	725	746,293

		1,496,070

Pennsylvania - 3.1%
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.00%, 8/01/19	475	504,355
Pennsylvania GO
Series 2006
5.00%, 3/01/13	700	758,485
Series 2010A
5.00%, 5/01/13	220	239,633
Philadelphia PA Wtr & WstWtr
AGM Series 2010A
5.00%, 6/15/18	550	601,276

		2,103,749

Puerto Rico - 6.3%
Puerto Rico Elec Pwr Auth
Series 2010AAA
5.25%, 7/01/21	1,830	1,859,811
Puerto Rico Govt Dev Bank
5.25%, 1/01/15	1,000	1,006,270
Puerto Rico Hwy & Trnsp Auth (Puerto Rico Hwy & Trnsp Spl Tax)
AMBAC Series 2007N
2.292%, 7/01/28 (a)	1,500	1,065,165
Puerto Rico Pub Bldgs Auth (Puerto Rico GO)
Series 2007 M
5.75%, 7/01/16	275	291,335

		4,222,581

Texas - 12.0%
Garland TX GO
Series 2010
5.00%, 2/15/26	500	519,510
Harris Cnty TX GO
Series 2010 A
5.00%, 10/01/26	400	416,460
Katy TX ISD GO
Series 2010 B
4.00%, 2/15/13	700	743,918
Lower Colorado River Auth TX
5.00%, 5/15/24	2,615	2,695,124
Texas GO
5.00%, 10/01/13	2,230	2,458,062
Univ of Texas
Series 2010A
5.00%, 8/15/22	1,070	1,178,562

		8,011,636

Washington - 2.2%
Seattle WA GO
Series 2010
4.00%, 8/01/12	700	733,530
Washington St GO
Series 2009 B

5.00%, 1/01/22	710	767,183

		1,500,713

Wisconsin - 1.1%
Badger Tob Asset Sec Corp. WI
6.375%, 6/01/32 (Pre-refunded/ETM)	700	751,429

Total Investments - 92.2% (cost $63,004,190) (b)		61,709,086
Other assets less liabilities - 7.8%		5,242,708

Net Assets - 100.0%		$66,951,794

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$10,000	9/28/12	1.09%	CPI	#	$161,517
Barclays Bank PLC	7,000	3/16/13	1.795%	CPI	#	(29,068)
Barclays Bank PLC	2,000	4/8/15	2.22%	CPI	#	(22,252)
Barclays Bank PLC	5,500	6/1/15	2.038%	CPI	#	7,999
Barclays Bank PLC	6,000	2/26/17	2.37%	CPI	#	(50,142)
Barclays Bank PLC	3,000	7/19/17	2.038%	CPI	#	66,613
Barclays Bank PLC	4,000	6/15/20	2.48%	CPI	#	33,829
Barclays Bank PLC	1,500	8/4/20	2.038%	CPI	#	41,404
Barclays Bank PLC	2,000	11/10/20	2.50%	CPI	#	31,873
Citibank, N.A.	2,000	4/15/14	2.06%	CPI	#	(13,377)
JPMorgan Chase Bank, N.A.	1,000	7/29/20	2.305%	CPI	#	27,424
Morgan Stanley Capital Services Inc.	7,000	6/25/12	0.99%	CPI	#	85,531
Morgan Stanley Capital Services Inc.	1,000	5/6/13	1.95%	CPI	#	(5,628)
Morgan Stanley Capital Services Inc.	9,000	10/28/13	1.61%	CPI	#	104,637
Morgan Stanley Capital Services Inc.	2,000	10/14/20	2.37%	CPI	#	53,101

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Variable rate coupon, rate shown as of January 31, 2011.

(b)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $202,080 and gross unrealized depreciation of investments was $(1,497,184), resulting in net unrealized depreciation of $(1,295,104).

As of January 31, 2011, the Portfolio held 16.9% of net assets in insured bonds(of this amount 14.5% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFC	-	Passenger Facility Charge
SD	-	School District
SRF	-	State Revolving Fund
USD	-	Unified School District

AllianceBernstein Bond Fund - Municipal Bond Inflation Strategy Portfolio

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$61,709,086	$—	$61,709,086

Total Investments in Securities	—	61,709,086	—	61,709,086
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	613,928	—	613,928
Liabilities
Interest Rate Swap Contracts	—	(120,467)	—	(120,467)

Total	$—	$62,202,547	$—	$62,202,547

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Real Asset Strategy

Consolidated Portfolio of Investments

January 31, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 57.3%
Energy - 16.7%
Coal & Consumable Fuels - 0.3%
Banpu PCL	300	$7,147
China Coal Energy Co., Ltd. - Class H	16,000	23,601
China Shenhua Energy Co., Ltd. - Class H	6,000	24,555
Peabody Energy Corp.	390	24,734

		80,037

Integrated Oil & Gas - 11.4%
BG Group PLC	6,900	154,826
BP PLC	38,100	299,384
Chevron Corp.	4,040	383,517
China Petroleum & Chemical Corp. - Class H	90,000	99,591
ConocoPhillips	3,070	219,382
ENI SpA	6,900	163,365
Exxon Mobil Corp.	8,834	712,727
Gazprom OAO (Sponsored ADR)	7,450	199,362
Hess Corp.	1,200	100,944
LUKOIL OAO (London) (Sponsored ADR)	2,120	131,376
Marathon Oil Corp.	3,070	140,299
Murphy Oil Corp.	340	22,542
OMV AG	500	22,154
PetroChina Co., Ltd. - Class H	26,000	36,295
Petroleo Brasileiro SA	500	9,013
Petroleo Brasileiro SA (ADR)	3,020	110,925
Petroleo Brasileiro SA (Sponsored ADR)	1,930	64,173
PTT PCL	1,500	16,265
Rosneft Oil Co. (GDR) (a)	7,250	61,988
Royal Dutch Shell PLC (Euronext Amsterdam) - Class A	6,950	245,232
Royal Dutch Shell PLC - Class B	3,700	128,928
Statoil ASA	2,000	48,601
Suncor Energy, Inc. (Toronto)	800	33,123
Total SA	4,200	245,768

		3,649,780

Oil & Gas Exploration & Production - 5.0%
Afren PLC (b)	12,200	28,353
Alliance Oil Co., Ltd. (GDR) (b)	2,000	33,765
Anadarko Petroleum Corp.	970	74,768
Apache Corp.	160	19,098
Canadian Natural Resources Ltd.	4,430	197,533
Chesapeake Energy Corp.	930	27,463
CNOOC Ltd.	44,000	98,055
Devon Energy Corp.	2,000	177,380
EnCana Corp.	1,500	48,340
EOG Resources, Inc.	360	38,300
Inpex Corp.	5	32,130
Newfield Exploration Co. (b)	760	55,609
Nexen, Inc. (New York)	700	17,605
Nexen, Inc. (Toronto)	5,900	148,185
Noble Energy, Inc.	1,140	103,854
Occidental Petroleum Corp.	1,700	164,356
OGX Petroleo e Gas Participacoes SA (b)	3,000	30,973
Penn West Petroleum Ltd.	4,900	134,030
Talisman Energy, Inc.	1,500	34,364
Tatneft (Sponsored ADR)	300	10,665
Tullow Oil PLC	2,790	59,357

Woodside Petroleum Ltd.	1,800	74,925

		1,609,108

		5,338,925

Equity:Other - 12.2%
Diversified/Specialty - 10.6%
BioMed Realty Trust, Inc.	4,850	86,573
British Land Co. PLC	21,336	176,967
CB Richard Ellis Group, Inc. - Class A (b)	2,100	46,599
Cheung Kong Holdings Ltd.	8,000	132,845
Coresite Realty Corp.	1,500	21,555
Dexus Property Group	138,200	114,669
Digital Realty Trust, Inc.	2,650	144,160
Dundee Real Estate Investment Trust	2,500	75,598
Evergrande Real Estate Group Ltd.	250,000	133,200
Forest City Enterprises, Inc. (b)	2,695	45,572
Hysan Development Co., Ltd.	29,000	138,340
Kerry Properties Ltd.	22,000	118,328
Land Securities Group PLC	9,425	101,831
Lend Lease Group	11,000	97,006
Mitsubishi Estate Co., Ltd.	17,000	321,342
Mitsui Fudosan Co., Ltd.	19,000	387,620
New World Development Ltd.	45,000	86,420
Savills PLC	6,500	36,480
Soho China Ltd.	69,000	54,652
Sumitomo Realty & Development Co., Ltd.	4,000	97,330
Sun Hung Kai Properties Ltd.	24,000	403,022
Swire Pacific Ltd.	5,000	79,027
Telecity Group PLC (b)	14,200	111,415
Unibail-Rodamco SE	625	119,324
UOL Group Ltd.	9,000	33,464
Vornado Realty Trust	1,350	118,922
Wereldhave NV	975	95,199

		3,377,460

Health Care - 1.1%
Chartwell Seniors Housing Real Estate Investment Trust	15,400	126,725
HCP, Inc.	3,900	144,651
Health Care REIT, Inc.	1,925	94,479

		365,855

Triple Net - 0.5%
Entertainment Properties Trust	3,400	156,502

		3,899,817

Materials - 10.7%
Aluminum - 0.2%
Alcoa, Inc.	3,610	59,818

Diversified Metals & Mining - 5.1%
Anglo American PLC	2,400	117,667
BHP Billiton Ltd.	6,190	275,385
BHP Billiton PLC	4,800	183,282
Capstone Mining Corp. (b)	11,600	53,751
Dowa Holdings Co., Ltd.	4,000	28,170
Freeport-McMoRan Copper & Gold, Inc.	1,090	118,538
KGHM Polska Miedz SA	800	46,822
Lundin Mining Corp. (b)	10,400	74,468

Lynas Corp. Ltd. (b)	10,200	18,310
Mitsubishi Materials Corp. (b)	6,000	18,475
Poongsan Corp. (b)	700	27,722
Rio Tinto Ltd.	1,250	105,217
Rio Tinto PLC	4,300	295,307
Sumitomo Metal Mining Co., Ltd.	2,500	41,097
Teck Resources Ltd.	1,500	90,852
Xstrata PLC	6,550	145,070

		1,640,133

Fertilizers & Agricultural Chemicals - 1.0%
Agrium, Inc. (Toronto)	1,300	114,856
Incitec Pivot Ltd.	12,900	55,552
K+S AG	500	36,987
Monsanto Co.	1,100	80,718
Mosaic Co. (The)	220	17,829
Yara International ASA	300	16,892

		322,834

Forest Products - 0.2%
West Fraser Timber Co., Ltd.	1,300	65,510

Gold - 1.4%
Barrick Gold Corp.	2,000	94,812
Gold Fields Ltd. (Sponsored ADR)	2,900	46,023
Goldcorp, Inc.	700	28,095
IAMGOLD Corp.	3,300	62,747
Kinross Gold Corp.	1,700	28,250
New Gold, Inc. (b)	10,200	81,694
Newcrest Mining Ltd.	300	11,112
Newmont Mining Corp.	1,000	55,070
Real Gold Mining Ltd. (b)	13,000	20,010
Yamana Gold, Inc.	1,500	16,882

		444,695

Paper Products - 0.3%
International Paper Co.	600	17,328
Mondi PLC (c)	5,600	45,678
OJI Paper Co., Ltd.	2,000	9,333
Svenska Cellulosa AB - Class B	1,100	19,184

		91,523

Precious Metals & Minerals - 0.1%
Kazakhmys PLC	1,000	24,095

Steel - 2.4%
Angang Steel Co., Ltd. - Class H	12,000	17,730
APERAM (b)	85	3,486
ArcelorMittal (Euronext Amsterdam)	1,700	62,013
Cia Siderurgica Nacional SA	770	12,795
Fortescue Metals Group Ltd. (b)	2,700	17,269
Gerdau SA	700	8,965
Hyundai Steel Co. (b)	400	49,792
JFE Holdings, Inc.	4,000	128,753
Nippon Steel Corp.	9,000	30,764
OneSteel Ltd.	11,100	30,259
POSCO (ADR)	400	40,856
Reliance Steel & Aluminum Co.	400	20,916
ThyssenKrupp AG	700	28,372

Usinas Siderurgicas de Minas Gerais SA (Preference Shares) - Class A	600	6,994
Vale SA	1,000	34,242
Vale SA (Preference Shares)	800	24,471
Vale SA (Sponsored ADR) (Local Preference Shares)	5,550	171,939
Vale SA (Sponsored ADR) - Class B	2,380	82,895

		772,511

		3,421,119

Retail - 4.8%
Regional Mall - 2.5%
BR Malls Participacoes SA	9,100	82,978
General Growth Properties, Inc. (b)	58	859
Multiplan Empreendimentos Imobiliarios SA	2,500	47,977
Simon Property Group, Inc.	4,125	418,481
Taubman Centers, Inc.	1,025	53,659
Westfield Group	20,400	200,775

		804,729

Shopping Center/Other Retail - 2.3%
Corio NV	1,100	71,846
Eurocommercial Properties N.V.	2,600	118,161
Kimco Realty Corp.	6,400	115,776
Klepierre	3,150	114,608
Link REIT (The)	16,164	50,831
RioCan Real Estate Investment Trust (Toronto)	2,319	53,752
Tanger Factory Outlet Centers	2,700	70,497
Weingarten Realty Investors	6,325	155,089

		750,560

		1,555,289

Residential - 4.8%
Multi-Family - 3.7%
BRE Properties, Inc.	3,000	133,950
Camden Property Trust	2,725	151,047
Colonial Properties Trust	5,200	99,788
Equity Residential	3,950	214,051
Essex Property Trust, Inc.	1,150	133,400
Home Properties, Inc.	1,197	66,649
Mid-America Apartment Communities, Inc.	1,225	78,094
Rossi Residencial SA	11,800	92,803
Stockland	20,100	72,230
UDR, Inc.	4,400	103,312
Wing Tai Holdings Ltd.	20,000	25,751

		1,171,075

Self Storage - 1.1%
Big Yellow Group PLC	14,470	76,314
Extra Space Storage, Inc.	6,750	129,802
Public Storage	975	106,256
U-Store-It Trust	5,400	52,164

		364,536

		1,535,611

Office - 3.3%
Office - 3.3%
Allied Properties Real Estate Investment Trust	2,100	45,215

Beni Stabili SpA	50,700	48,288
Boston Properties, Inc.	2,800	264,236
Brookfield Properties Corp.	2,700	47,493
Castellum AB	3,900	54,355
Cominar Real Estate Investment Trust	2,487	53,349
Corporate Office Properties Trust	1,200	43,860
Derwent London PLC	5	125
Douglas Emmett, Inc.	4,450	82,013
Great Portland Estates PLC	15,600	89,986
Hongkong Land Holdings Ltd.	15,000	105,865
ING Office Fund	31,200	18,725
Kilroy Realty Corp.	2,700	102,978
NTT Urban Development Corp.	47	48,504
Sponda Oyj	8,900	45,516

		1,050,508

Lodging - 3.1%
Lodging - 3.1%
DiamondRock Hospitality Co. (b)	11,104	134,692
Great Eagle Holdings Ltd.	16,000	53,661
Host Hotels & Resorts, Inc.	6,100	112,911
Hyatt Hotels Corp. (b)	2,150	104,468
InnVest Real Estate Investment Trust	18,000	123,134
Intercontinental Hotels Group PLC	6,050	127,586
Kosmopolito Hotels International Ltd. (b)	53,000	12,304
LaSalle Hotel Properties	3,450	95,807
Whitbread PLC	3,700	102,742
Wyndham Worldwide Corp.	4,400	123,772

		991,077

Industrials - 1.4%
Industrial Warehouse Distribution - 1.1%
AMB Property Corp.	3,497	117,324
Ascendas Real Estate Investment Trust	31,000	50,907
DCT Industrial Trust, Inc.	9,900	54,846
First Potomac Realty Trust	1,942	31,266
Global Logistic Properties Ltd. (b)	26,000	42,273
ProLogis	5,100	76,092

		372,708

Mixed Office Industrial - 0.3%
Goodman Group	137,600	91,454

		464,162

Food Beverage & Tobacco - 0.3%
Agricultural Products - 0.3%
Archer-Daniels-Midland Co.	1,290	42,144
Bunge Ltd.	770	52,414

		94,558

Total Common Stocks (cost $16,868,072)		18,351,066

	Principle Amount (000)
INFLATION-LINKED SECURITIES - 33.9%
United States - 33.9%
U.S. Treasury Notes
0.625%, 4/15/13 (TIPS)	$1,082	1,121,727
2.00%, 4/15/12 (TIPS)	2,577	2,680,904
2.375%, 4/15/11 (TIPS)	755	761,945
3.00%, 7/15/12 (TIPS)	1,606	1,711,233
3.375%, 1/15/12 (TIPS) (d)	4,367	4,566,269

Total Inflation-Linked Securities (cost $10,792,139)		10,842,078

	Shares
WARRANTS - 0.0%
Equity:Other - 0.0%
Diversified/Specialty - 0.0%
Henderson Land Development Co., Ltd., expiring 6/01/11 (b) (cost $0)	1,200	257

	Contracts (e)
OPTIONS PURCHASED - PUTS - 0.2%
Ishares MSCI Emerging Market Expiration: Jun 2011, Exercise Price: $44.0 (b)	200	44,400
Ishares DJ US Real Estate Expiration: Jun 2011, Exercise Price: $53.0 (b)	110	16,500
Powershares DB Commodity Ind Expiration: Apr 2011, Exercise Price: $24.0 (b)	615	6,150

Total Options Purchased - Puts (cost $152,080)		67,050

	Shares
SHORT-TERM INVESTMENTS - 3.3%
Investment Companies - 3.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.16% (f) (cost $1,047,214)	1,047,214	1,047,214

Total Investments - 94.7% (cost $28,859,505) (g)		30,307,665
Other assets less liabilities - 5.3%		1,699,352

Net Assets - 100.0%		$32,007,017

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2011	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Aluminum HG Futures	5	March 2011	$294,206	$314,031	$19,825
Platinum Futures	2	April 2011	169,296	180,090	10,794

Soybean Futures	6	March 2011	418,404	423,900	5,496
Sold Contracts
Brent Crude Oil Futures	1	April 2011	96,358	101,120	(4,762)
Gasoline RBOB Futures	1	March 2011	102,424	105,004	(2,580)
Gold 100 OZ Futures	1	April 2011	134,648	133,450	1,198
Live Cattle Futures	8	April 2011	361,065	364,960	(3,895)
Nickel Futures	1	March 2011	140,813	164,070	(23,257)

					$2,819

TOTAL RETURN SWAP CONTRACTS ON INDICES

Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJ-UBS Index	13,651	1-Month USD-LIBOR-BBA *	$4,609	2/15/11	Citibank	$65,210
Receive	DJ-UBS Index	901	1-Month USD-LIBOR-BBA *	304	2/15/11	Citibank	4,285
Receive	DJ-UBS Index	781	1-Month USD-LIBOR-BBA *	264	2/15/11	Citibank	3,713
Receive	DJ-UBS Index	2,135	1-Month USD-LIBOR-BBA *	721	2/15/11	Citibank	10,154
Receive	DJ-UBS Index	942	1-Month USD-LIBOR-BBA *	318	2/15/11	Citibank	4,480
Receive	DJ-UBS Index	467	1-Month USD-LIBOR-BBA *	158	2/15/11	Citibank	2,221
Receive	DJ-UBS Index	914	1-Month USD-LIBOR-BBA *	309	2/15/11	Citibank	4,366
Receive	DJ-UBS Index	365	1-Month USD-LIBOR-BBA *	123	3/15/11	Citibank	1,736
Receive	DJ-UBS Index	691	1-Month USD-LIBOR-BBA *	233	3/15/11	Citibank	3,286
Receive	DJ-UBS Index	361	1-Month USD-LIBOR-BBA *	122	3/15/11	Citibank	1,717
Receive	DJ-UBS Index	1,219	1-Month USD-LIBOR-BBA *	412	3/15/11	Citibank	5,798
Receive	DJ-UBS Index	303	1-Month USD-LIBOR-BBA *	102	3/15/11	Citibank	1,441
Receive	DJ-UBS Index	720	1-Month USD-LIBOR-BBA *	243	3/15/11	Citibank	3,424
Receive	DJ-UBS Index	297	1-Month USD-LIBOR-BBA *	100	3/15/11	Citibank	1,656
Receive	DJ-UBS Index	357	1-Month USD-LIBOR-BBA *	120	3/15/11	Citibank	2,096

Receive	DJ-UBS Index	5,281	1-Month USD-LIBOR-BBA *	1,780	3/15/11	Citibank	28,285
Receive	DJ-UBS Index	2,968	1-Month USD-LIBOR-BBA *	980	3/15/11	Citibank	36,368
Receive	DJ-UBS Index	477	1-Month USD-LIBOR-BBA *	160	3/15/11	Citibank	3,226

							$ 183,462

*	BBA - British Bankers’ Association

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the market value of this security amounted to $61,988 or 0.2% of net assets.
(b)	Non-income producing security.
(c)	When-Issued or delayed delivery security.
(d)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $244,800.
(e)	One contract relates to 100 shares.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,609,364 and gross unrealized depreciation of investments was $(161,204), resulting in net unrealized appreciation of $1,448,160.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
REIT	-	Real Estate Investment Trust
TIPS	-	Treasury Inflation Protected Security

AllianceBernstein Real Asset Strategy

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Energy	$3,165,890	$2,156,770	$16,265	$5,338,925
Equity:Other	1,061,336	2,838,481	—	3,899,817
Materials	1,514,800	1,906,319	—	3,421,119
Retail	999,068	556,221	—	1,555,289
Residential	1,361,316	174,295	—	1,535,611
Office	639,144	411,364	—	1,050,508
Lodging	707,088	283,989	—	991,077
Industrials	321,801	142,361	—	464,162
Food Beverage & Tobacco	94,558	—	—	94,558
Inflation-Linked Securities	—	10,842,078	—	10,842,078
Warrants	257	—	—	257
Options Purchased - Puts	67,050	—	—	67,050
Short-Term Investments	1,047,214	—	—	1,047,214

Total Investments in Securities	10,979,522	19,311,878+	16,265	30,307,665
Other Financial Instruments* :
Assets
Futures Contracts	37,313	—	—	37,313
Total Return Swap Contracts	—	183,462	—	183,462
Liabilities
Futures Contracts	(34,494)	—	—	(34,494)

Total	$10,982,341	$19,495,340	$16,265	$30,493,946

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tool to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Energy	Materials	Total
Balance as of 10/31/10	$ 15,160	$ 33,191	$ 48,351
Accrued discounts/premiums	—	(45)	(45)
Realized gain (loss)	—	448	448
Change in unrealized appreciation/depreciation	1,105	(292)	813

Net purchases (sales)	—	(33,302)	(33,302)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 1/31/11	$ 16,265	$ —	$ 16,265

Net change in unrealized appreciation/depreciation from Investments held as of 1/31/11	$ 1,105	$ —	$ 1,105

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 25, 2011